Schedule of Reportable Transactions (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule of Reportable Transactions [Abstract]
Plan name	Employee Stock Ownership Plan
EIN	61-0979818
Plan #	007